Discontinued Operation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Revenue from sales	$ 18,248
Cost of sales	15,260
Gross profit	2,988
Selling, general and administrative expenses	2,531
Operating income	457
Financial expenses, net	54
Other income, net
Taxes on income	249
Income from discontinued operation	$ 154